Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Provisions [Abstract]
Schedule of provisions
			Dismantling
			and clearing
			of cellular
	Customer	Additional	and other
	claims	legal claims	sites	Total
	NIS	NIS	NIS	NIS

Balance as at January 1, 2017	44	30	53	127

Provisions created in the period	20	15	4	39

Provisions used in the period	(4)	(7)	(1)	(12)

Provisions cancelled in the period	(1)	(10)	(9)	(20)

Balance as at December 31, 2017	59	28	47	134

Current	59	28	7	94

Non-current	-	-	40	40